Related Party Transactions - Significant Transactions with Related Parties (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Related Party Transaction [Line Items]
Discontinued operations, Revenue from related parties	$ 8,304	$ 7,315		$ 7,184
Before-tax gain from sale to DCP Midstream		1,149	[1]
Before-tax gain on sale of LUKOIL shares under a stock purchase and option agreement with a wholly owned subsidiary		1,149
Discontinued operations, Purchases from related parties	20,369	15,163		11,965
Discontinued operations, Expenses from transactions with related parties	159	106		93
Discontinued operations, Interest expense	10
Discontinued operations, Interest income		2		10
Seaway Products Pipeline [Member]
Related Party Transaction [Line Items]
Proceeds from Sale of Oil and Gas Property and Equipment	400
Before-tax gain from sale to DCP Midstream	$ 156

[1]	In 2011, we sold the Seaway Products Pipeline to DCP Midstream for cash proceeds of $400 million, resulting in a before-tax gain of $156 million, which is included in discontinued operations and excluded from the table above. During 2010, we sold a portion of our LUKOIL shares under a stock purchase and option agreement with a wholly owned subsidiary of LUKOIL, resulting in a before-tax gain of $1,149 million.